Geological event - Alagoas (Tables)	12 Months Ended
Dec. 31, 2022
Geological Event - Alagoas
Schedule of following table shows the changes in the provision in the period

	2022	2021	2020

Balance at the beginning of the year	7,661,259	9,175,777	3,383,067

Additions	1,520,019	1,339,765	6,901,827
Payments and reclassifications (*)	(2,742,791)	(2,928,081)	(1,181,931)
Realization of present value adjusment	188,071	73,798	72,814
Balance at the end of the year	6,626,558	7,661,259	9,175,777

Current liability	4,247,609	4,378,071	4,349,931
Non-current liability	2,378,949	3,283,188	4,825,846
Total	6,626,558	7,661,259	9,175,777

(*)	Of this amount, R$2,532,138 (2021: R$2,739,686) refers to payments made and R$210,653 (2021: R$188,395) was reclassified to other accounts payable.